Other Acquisitions Other Acquisitions (Tables) (Acquisitions, Excluding Merger [Member])	11 Months Ended
Dec. 29, 2013
Acquisitions, Excluding Merger [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the cash paid to the fair value of assets acquired and liabilities assumed:

Predecessor
April 27, 2011 FY 2011
(in thousands)
Details of Acquisitions:
Fair value of assets	$1,057,870
Liabilities(1)	274,294
Redeemable noncontrolling interest(2)	124,669
Cash paid	658,907
Less cash acquired	40,605
Net cash paid for acquisitions	$618,302